DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt [abstract]
Schedule of movement in debt

	Credit Facility	Convertible debentures	Total
Balance at December 31, 2020	$119,850	38,766	$158,616
Transaction costs	(3,036)	-	(3,036)
Acquisition of Roxgold	31,711	-	31,711
Amortization of discount	242	1,641	1,883
Extinguishment of debt	603	-	603
Payments	(32,288)	-	(32,288)
Balance at December 31, 2021	117,082	40,407	157,489
Convertible debenture conversion	-	(60)	(60)
Drawdown	80,000	-	80,000
Transaction costs	(688)	-	(688)
Amortization of discount	626	1,808	2,434
Payments	(20,000)	-	(20,000)
Balance at December 31, 2022	$177,020	$42,155	$219,175